Revenue - Additional Information (Detail) € in Thousands				1 Months Ended	12 Months Ended
	Oct. 16, 2017 EUR (€)	Jun. 12, 2017 EUR (€)	Mar. 07, 2016 EUR (€)	Nov. 30, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€) Milestone	Dec. 31, 2015 EUR (€)
Revenue [line items]
Revenue					€ 13,600	€ 2,719	€ 1,977
Number of research milestone | Milestone						1
Grant income				€ 200	1,200	€ 1,400	700
Reimbursement of grant		€ 700
Remaining funds	€ 400
Amount remitted to other beneficiaries				€ 200
Collaboration income [member]
Revenue [line items]
Revenue					5,789	1,109	1,092
Incyte collaboration agreement [member]
Revenue [line items]
Up-front payment amortization					6,400
ONO Research and License Agreement [member]
Revenue [line items]
Up-front payment amortization					€ 200	200	200
Revenue			€ 400
Milestone revenue						€ 700	€ 1,100